Document and Entity Information	Nov. 05, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	Turtle Beach Corporation
Entity Central Index Key	0001493761
Entity Emerging Growth Company	false
Entity File Number	001-35465
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	27-2767540
Entity Address, Address Line One	44 South Broadway
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	888
Local Phone Number	496-8001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	HEAR
Security Exchange Name	NASDAQ
Former Address
Document Information [Line Items]
Entity Address, Address Line One	11011 Via Frontera
Entity Address, Address Line Two	Suite A/B
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127